Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 5.5	$ 6.6	$ 6.9	$ 13.6	$ 14.3
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months						$ 6.3
Finite-Lived Intangible Assets, Amortization Expense, Year Two				12.2		12.2
Finite-Lived Intangible Assets, Amortization Expense, Year Three				11.4		11.4
Finite-Lived Intangible Assets, Amortization Expense, Year Four				10.7		10.7
Finite-Lived Intangible Assets, Amortization Expense, Year Five				$ 10.1		$ 10.1